CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenues	$ 9,677,710	$ 10,997,988
Revenues from related parties	139,716	0
Total revenues, net	9,817,426	10,997,988
Cost of revenues	4,622,490	4,553,047
Gross profit	5,194,936	6,444,941
Operating expenses
Selling And Marketing Expenses	3,175,036	4,342,308
Professional And Consulting Expenses	2,147,323	1,635,283
Compensation and related expenses	1,200,929	990,403
General and administrative expenses	1,039,721	955,688
Total operating expenses	7,563,009	7,923,682
Loss from operations	(2,368,073)	(1,478,741)
Other income (expenses)
Interest expense	(1,315,077)	(574,461)
Derivative Expense	(37,706)	(354,904)
Amortization of debt discount and deferred financing cost	(544,763)	(1,968,797)
Loss from foreign currency transactions	(23,591)	(6,871)
Fraud loss caused by computer hackers	(21,288)	(240,462)
Change in fair value of derivative liabilities	627,696	394,428
Interest income and other	429	1,390
Forgiveness of PPP loan	0	18,291
Other income or expense	19,065	16,890
Gain (Loss) on Extinguishment of Debt	405,700	631,052
Total other expenses, net	(889,535)	(2,083,444)
Loss before provision for income taxes	(3,257,608)	(3,562,185)
Provision for income taxes	0	0
Net Income (Loss)	(3,257,608)	(3,562,185)
Losses attributable to non-controlling interest	987,917	923,629
Net income (loss) attributable to Bergio International, Inc.	(2,269,691)	(2,638,556)
Deemed dividends, preferred stock	(2,847,378)	0
Net loss available to Bergio International, Inc. common stockholders	$ (5,117,069)	$ (2,638,556)
Earnings Per Share, Basic	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding, Basic	3,715,697,337	546,098,201